Current and long-term debt - Citibank/K-Sure credit facility (Details)	1 Months Ended
	Dec. 31, 2019 vessel	Aug. 31, 2018	Sep. 30, 2017 USD ($) tranche vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | vessel	70
Minimum ratio for fair value of vessels		115.00%
Debt outstanding				$ 2,541,678,000	$ 2,415,326,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Debt outstanding				3,145,623,000	3,070,271,000
Citibank / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of borrowing tranches | tranche			2
Net debt to capitalization ratio			0.60
Consolidated tangible net worth			$ 1,000,000,000
Cumulative positive net income			25.00%
Net proceeds of equity issuance			50.00%
Minimum ratio for fair value of vessels			135.00%
Deposit in debt service reserve account				4,000,000
Citibank / K-Sure Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Debt outstanding				$ 77,781,000	$ 84,478,000
Citibank / K-Sure Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 25,100,000
Citibank / K-Sure Credit Facility - K-Sure Tranche
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			91,200,000
Periodic borrowing payment amount			$ 2,100,000
Borrowings instrument, term			12 years
Consolidated Liquidity Requirement - Scenario One | Citibank / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			$ 25,000,000
Consolidated Liquidity Requirement - Scenario Two | Citibank / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel			500,000
Consolidated liquidity requirement per each chartered-in vessel			$ 250,000
Vessels | STI Excellence, STI Executive, STI Experience and STI Express | Citibank / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel			4
London Interbank Offered Rate (LIBOR) | Citibank / K-Sure Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			2.50%
London Interbank Offered Rate (LIBOR) | Citibank / K-Sure Credit Facility - K-Sure Tranche
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.60%